Note 5 - Loans and Related Allowance for Loan and Lease Losses (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Loans and Leases Receivable, Deferred Income, Total		$ 1,300,000	$ 1,600,000
Financing Receivable, Troubled Debt Restructuring		3,600,000	4,400,000
Financing Receivable, Allowance for Credit Loss, Writeoff		33,000	$ 459,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default		$ 36,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts		0	0
Number of Days Past Due		90 days
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans		$ 342,000	$ 456,000
Allowance for Loan and Lease Losses, Write-offs		1,809,000	1,118,000
Commercial And Industrial [Member]
Allowance for Loan and Lease Losses, Write-offs		519,000	610,000
Consumer Portfolio Segment [Member]
Allowance for Loan and Lease Losses, Write-offs		735,000	220,000
Real Estate Construction Porfolio Segment [Member]
Allowance for Loan and Lease Losses, Write-offs
Loans and Leases Receivable, Historical Loss Rate	(0.127%)			0.775%
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable, before Fees, Gross		500,000
Threshold For Loans Evaluated For Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable, before Fees, Gross		250,000
Threshold For Loans Evaluated For Impairment [Member] | Criticized Relationships [Member]
Loans and Leases Receivable, before Fees, Gross		125,000
Provision Fluctuation [Member] | Commercial And Industrial [Member]
Allowance for Loan and Lease Losses, Write-offs		438,000
Provision Fluctuation [Member] | Real Estate Mortgage Portfolio Segment [Member]
Allowance for Loan and Lease Losses, Write-offs		360,000
Provision Fluctuation [Member] | Consumer Portfolio Segment [Member]
Allowance for Loan and Lease Losses, Write-offs		$ 566,000